                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05291

                 College and University Facility Loan Trust One
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                      -------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 603-6406

Date of fiscal year end: November 30

Date of reporting period: December 1, 2004 - May 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

                                                 COLLEGE AND UNIVERSITY
                                                FACILITY LOAN TRUST ONE


                                                   FINANCIAL STATEMENTS
                                          SIX MONTHS ENDED MAY 31, 2005

ACCOUNTANTS' COMPILATION REPORT


To the Owner Trustee of
College and University Facility
Loan Trust One

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust One (the "Trust"), including the schedule of investments, as of May 31, 2005, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2004, 2003, 2002, 2001 and 2000, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 28, 2005 expressed an unqualified opinion, except for the effect on the 2004 and 2003 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them. However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses. Accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on the Trust's estimate of fair value as described in Note 8, would result in an increase of approximately $10,132,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $10,132,000 as of May 31, 2005.

We are not independent with respect to College and University Facility Loan Trust One.

 /s/ BDO Seidman, LLP

Boston, Massachusetts
July 22, 2005

                                                 COLLEGE AND UNIVERSITY
                                                FACILITY LOAN TRUST ONE

                                    STATEMENT OF ASSETS AND LIABILITIES

MAY 31,                                                                                       2005
--------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS, at amortized cost, net of allowance for loan losses
  of $760,000 (Notes 1, 2, 6, 7, 8 and 9, and Schedule of Investments)             $    39,057,208
CASH                                                                                        40,811
PREPAID EXPENSES                                                                            15,633
INTEREST RECEIVABLE                                                                        606,657
DEFERRED BOND ISSUANCE COSTS (Note 2)                                                      259,356
--------------------------------------------------------------------------------------------------

   Total assets                                                                         39,979,665
--------------------------------------------------------------------------------------------------

LIABILITIES:

BONDS PAYABLE (Notes 3 and 8)                                                           26,404,147
INTEREST PAYABLE (Note 3)                                                                1,392,819
ACCRUED EXPENSES AND OTHER LIABILITIES                                                     255,697
DISTRIBUTIONS PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                             1,664,184
--------------------------------------------------------------------------------------------------

   Total liabilities                                                                    29,716,847
--------------------------------------------------------------------------------------------------

NET ASSETS:

CLASS B CERTIFICATES, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                                      1,001,643
ACCUMULATED DEFICIT (Notes 2 and 5)                                                     (1,499,553)
ADDITIONAL PAID-IN CAPITAL (Note 2)                                                     10,760,728
--------------------------------------------------------------------------------------------------

   Total net assets                                                                $    10,262,818
==================================================================================================

   Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                                 $         10.25
==================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31,                                                                      2005
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income (Note 2)                                                        $     2,654,979
--------------------------------------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                                                      1,420,444
   Servicer fees (Note 4)                                                                   11,451
   Trustee fees (Note 4)                                                                    20,754
   Other trust and bond administration expenses                                            277,699
--------------------------------------------------------------------------------------------------

     Total expenses                                                                      1,730,348
--------------------------------------------------------------------------------------------------

     Net investment income                                                                 924,631

REDUCTION IN RESERVE FOR LOAN LOSSES (Note 6)                                              100,000
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     1,024,631
==================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                STATEMENT OF CASH FLOWS

SIX MONTHS ENDED MAY 31,                                                                      2005
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                               $     1,050,648
   Interest paid                                                                        (1,515,641)
   Operating expenses paid                                                                (287,137)
--------------------------------------------------------------------------------------------------

     Net cash used in operating activities                                                (752,130)
--------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net decrease in funds held under investment agreements                                  (53,065)
   Principal payments on Loans                                                           4,151,753
--------------------------------------------------------------------------------------------------

     Net cash provided by investing activities                                           4,098,688
--------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                                        (2,328,383)
   Distributions to Class B certificateholders                                            (890,465)
   Advanced funds repaid to Servicer                                                       (95,442)
--------------------------------------------------------------------------------------------------

     Net cash used in financing activities                                              (3,314,290)
--------------------------------------------------------------------------------------------------

NET DECREASE IN CASH                                                                        32,268

CASH, beginning of period                                                                    8,543
--------------------------------------------------------------------------------------------------

CASH, end of period                                                                $        40,811
==================================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET
  CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                            $     1,024,631
   Reduction in reserve for loan losses                                                   (100,000)
   Decrease in interest receivable                                                          37,003
   Increase in prepaid expense                                                             (15,633)
   Increase in accrued expenses and other liabilities                                       38,400
   Decrease in Bond interest payable                                                      (122,822)
   Amortization of deferred Bond issuance costs                                             27,625
   Amortization of purchase discount on Loans                                           (1,641,334)
--------------------------------------------------------------------------------------------------

       Net cash used in operating activities                                       $      (752,130)
==================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     STATEMENT OF CHANGES IN NET ASSETS
                                                            (NOTE 2(f))

                                                                            FOR THE
                                                                           SIX MONTHS
                                                                             ENDED           YEAR ENDED
                                                                             MAY 31,        NOVEMBER 30,
                                                                              2005              2004
---------------------------------------------------------------------------------------------------------
                                                                           (UNAUDITED)       (AUDITED)
FROM OPERATIONS:
   Net investment income                                                 $      924,631    $    2,084,808
   Reduction in reserve for loan losses                                         100,000           100,000
---------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                           1,024,631         2,184,808

CAPITAL CERTIFICATE TRANSACTIONS:
   Distributions to Class B certificateholders (Note 5)                      (1,664,184)       (2,184,832)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                                     (639,553)              (24)

NET ASSETS:
   Beginning of period                                                       10,902,371        10,902,395
---------------------------------------------------------------------------------------------------------

   End of period                                                         $   10,262,818    $   10,902,371
=========================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                 COLLEGE AND UNIVERSITY
                                                FACILITY LOAN TRUST ONE

                                                   FINANCIAL HIGHLIGHTS
                                                        (NOTES 1 AND 5)

                              FOR THE
                             SIX MONTHS
                               ENDED                                        YEARS ENDED NOVEMBER 30,
                              MAY 31,           --------------------------------------------------------------------------------
                                2005                    2004             2003             2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
                            (UNAUDITED)                                            (AUDITED)
                                                --------------------------------------------------------------------------------
NET ASSET VALUE, beginning
  of period                 $      10.88        $      10.88     $      10.86     $      11.11     $      11.36     $      11.17
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                .93                2.08             1.29              .78              .96             1.09

REDUCTION OF RESERVE FOR
  LOAN LOSSES                        .10                 .10                -                -              .16                -

DIVIDENDS TO CLASS A
  PREFERRED
  CERTIFICATEHOLDERS:
   From net investment
     income                            -                   -                -                -                -              .04
   As tax return of
     capital                           -                   -                -                -                -             (.06)
DISTRIBUTIONS TO CLASS B
  CERTIFICATEHOLDERS               (1.66)              (2.18)           (1.27)           (1.03)           (1.37)            (.88)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of
  period                    $      10.25        $      10.88     $      10.88     $      10.86     $      11.11     $      11.36
================================================================================================================================

TOTAL INVESTMENT RETURN (a)          N/A                 N/A              N/A              N/A              N/A              N/A

NET ASSETS APPLICABLE TO
  CLASS A PREFERRED
  CERTIFICATES, end of
  period                    $          -        $          -     $          -     $          -     $          -     $          -
================================================================================================================================

NET ASSETS APPLICABLE TO
  CLASS B CERTIFICATES, end
  of period                 $ 10,262,818        $ 10,902,371     $ 10,902,395     $ 10,878,852     $ 11,132,814     $ 11,379,460
================================================================================================================================

RATIOS AND SUPPLEMENTAL
  DATA:

   Ratio of operating
     expenses to average
     net assets applicable
     to Class B
     certificates                  32.70%(b)(c)        33.79%(b)        37.84%(b)        41.40%(b)        45.48%(b)        50.42%(b)

   Ratio of net investment
     income to average net
     assets applicable to
     Class B certificates          17.47%(c)           19.12%           11.93%            7.11%            8.57%            9.71%

   Number of Class B
     certificates
     outstanding, end of
     period                    1,001,643           1,001,643        1,001,643        1,001,643        1,001,643        1,001,643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading. In addition, as the Trust's investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 5.86%(c), 4.51%, 4.22%, 3.64%, 3.63% and 3.44% in 2005, 2004, 2003, 2002, 2001 and 2000,
     respectively.

(c)  Annualized.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                 COLLEGE AND UNIVERSITY
                                                FACILITY LOAN TRUST ONE

                                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND BUSINESS

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)  COLLEGE AND UNIVERSITY FACILITY LOANS

The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2005 was approximately $13,435,000. As a result of prepayments of Loans in the six months ended May 31, 2005, additional interest income of approximately $623,000 was recognized.

The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2005, no loans have been placed on non-accrual status; however, as discussed in Note 6 and 9, one loan was removed from non-accrual status. Previously, interest payments received on this loan were recorded as a reduction of the investment's amortized cost basis given the unlikelihood of collection. Currently, the Trust recognizes interest income on this loan.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

(b)  OTHER INVESTMENTS

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

(c)  FEDERAL INCOME TAXES

It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

(d)  DEFERRED BOND ISSUANCE COSTS

Deferred bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

(e)  ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

     (1)  a valuation allowance for loans identified as impaired,
     (2) a formula-based general allowance for the various loan portfolio classifications, and
     (3)  an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

(f)  PRESENTATION OF CAPITAL DISTRIBUTIONS

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

As of November 30, 2004, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2005; however, the amount cannot be reasonably estimated at May 31, 2005.

(g)  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

3.   BONDS

The Bonds outstanding at May 31, 2005 consist of the following:

                                                                         PRINCIPAL
                     INTEREST                  STATED                     AMOUNT
TYPE                   RATE                   MATURITY                    (000'S)
-----------------------------------------------------------------------------------
Term                    10.55%            December 1, 2014              $    26,404

The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

On June 1, 2005, the Trust made the mandatory redemption of $1,762,964 on the Bonds.

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 2005, are as follows:

                                                                     AMOUNT
FISCAL YEAR                                                         (000'S)
----------------------------------------------------------------------------
2005                                                               $   1,763
2006                                                                   3,457
2007                                                                   3,217
2008                                                                   2,785
2009                                                                   2,794
Thereafter                                                            12,388
----------------------------------------------------------------------------

Total                                                              $  26,404
============================================================================

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. There are currently no loans in default. The cash flows from the June 1, 2005 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $7,029,564, as required by the Indenture.

4.   ADMINISTRATIVE AGREEMENTS

(a)  SERVICER

As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2005, this fee totaled $11,276. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the six months ended May 31, 2005, out-of-pocket expenses totaled $175.

(b)  TRUSTEES

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

- The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $8,228 and $7,405, respectively, for the six months ended May 31, 2005.

- The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2005, total Bond Trustee fees and out-of-pocket expenses amounted to $5,121.

5.   CERTIFICATES

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 2, 2005, a distribution of $890,465 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution
Date) and, after the Bonds are paid in full, on the first business day of each month. The certificateholders shall each be entitled to one vote per certificate.

6.   ALLOWANCE FOR LOAN LOSSES

An analysis of the allowance for loan losses for the six months ended May 31, 2005 is summarized as follows:

Balance, beginning of year                                         $   860,000
Reduction in reserve for loan losses                                   100,000
Charge-offs                                                                  -
------------------------------------------------------------------------------

Balance, end of year                                               $   760,000
==============================================================================

At May 31, 2005, there were no recorded investments in loans that are considered to be impaired.

Previously, the Trust had deemed one loan to be in default, as defined in the Trust's indenture. This loan was also considered to be impaired, as based on information available at the time, it seemed probable that the Trust would not collect all amounts due in accordance with the contractual terms of the loan.

Recently, the Trust agreed to a loan modification, more fully discussed in Note 9, which cured the default. As a result of the loan modification and the related payment information currently available, the Trust no longer considers this loan to be impaired; however the loan continues to be included in the Trust's general allowance for loan losses. See note 2(e) for a discussion of the Trust's impaired loan and loan loss accounting policies.

7.   LOANS

Scheduled principal and interest payments on the Loans as of May 31, 2005, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                             PRINCIPAL        INTEREST
                             PAYMENTS         PAYMENTS          TOTAL
FISCAL YEAR                   (000'S)          (000'S)         (000'S)
-----------------------------------------------------------------------
2005                         $   2,364        $    564        $   2,928
2006                             3,746           1,042            4,788
2007                             3,411             926            4,337
2008                             3,302             822            4,124
2009                             3,286             719            4,005
Thereafter                      20,845           2,789           23,634
-----------------------------------------------------------------------

Total                        $  36,954        $  6,862        $  43,816
=======================================================================

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2005:

                                             AMORTIZED
                               NUMBER          COST
TYPE OF COLLATERAL            OF LOANS        (000'S)               %
-----------------------------------------------------------------------
Loans secured by a
  first mortgage                    53       $  13,377             56.9%

Loans not secured by
  a first mortgage                  32          10,142             43.1
-----------------------------------------------------------------------

Total Loans                         85       $  23,519            100.0%
=======================================================================

                                             AMORTIZED
                               NUMBER          COST
TYPE OF INSTITUTION           OF LOANS        (000'S)               %
-----------------------------------------------------------------------
Private                             54       $  12,342             52.5%

Public                              31          11,177             47.5
-----------------------------------------------------------------------

Total Loans                         85       $  23,519            100.0%
=======================================================================

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2005 are as follows:

                                      AMORTIZED
                                        COST           FAIR VALUE
                                       (000'S)          (000'S)
-----------------------------------------------------------------
Loans                                 $  22,759*       $   31,224

Investment Agreements:
   Revenue Fund                          13,594            14,311
   Liquidity Fund                         2,704             3,654
-----------------------------------------------------------------

                                      $  39,057        $   49,189
=================================================================

Bonds                                 $  26,404        $   32,629
=================================================================

*Net of allowance for loan losses of $760,000.

9.   LOAN MODIFICATION AGREEMENT

Previously, the Trust entered into a loan restructuring agreement with a single post secondary educational institution (the "School"), the terms of which require interest only payments and suspension of the principal and reserve payment obligations under the School's original loan agreement. The restructuring agreement, dated December 27, 1994, granted the School temporary relief from debt service requirements for a five-year period. Subsequently, the School petitioned for and was granted a three-year extension to the restructuring agreement, which expired in February 2002.

As a result of past due principal payments, the Trust deemed the School's loan to be in default and placed the loan on non-accrual status, as discussed in Note 2 (a). Furthermore, the Trust considered the loan to be impaired, as discussed in Note 2 (e), and a percentage of the recorded investment of the loan was included in the Trust's general allowance for loan loss, as discussed in Note 6. During the period of the restructuring agreement, the Trust did not recognize income on interest received from this loan.

Recently, the Trust entered into a loan modification/extension agreement with the School. As a result of the modification, the future principal and interest payments on this loan have been rescheduled. The loan has been removed from non-accrual status and interest income will be recognized on the loan over its remaining life. For the six months ended May 31, 2005, the Trust recognized approximately $131,000 of interest income related to this loan.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                          (Dollar Amounts in Thousands)

                                                                                            INTERNAL
 OUTSTANDING                                                      STATED                    RATE OF       AMORTIZED
  PRINCIPAL                                                      INTEREST     MATURITY    RETURN %(A)    COST (NOTES
   BALANCE                       DESCRIPTION                      RATE %        DATE      (UNAUDITED)      1 AND 2)
-------------   ---------------------------------------------   ----------   ----------   ------------   ------------
                COLLEGE AND UNIVERSITY LOANS (58.3%)
                ---------- ALABAMA --------
$          48   Birmingham-Southern College                        3.00      10/01/2006          12.48   $         45
          236   Birmingham-Southern College                        3.00      10/01/2010          12.47            183
            6   Stillman College                                   3.00      02/01/2007          13.24              5
         1416   University of Alabama                              3.00      05/01/2021          12.27            769
          199   University of Montevallo                           3.00      05/01/2023           12.3            101
                ---------- CALIFORNIA --------
          563   Azusa Pacific University                           3.00      04/01/2017          12.96            329
         1320   California State University                        3.00      11/01/2012          10.57           1006
           40   Foothill College                                   3.00      10/01/2006          11.76             37
          230   Monterey Peninsula College                         3.00      10/01/2018          11.95            139
          320   San Diego State University                         3.00      11/01/2021          11.93            176
          670   San Francisco State University                     3.00      11/01/2021          11.93            370
           28   Scripps College                                    3.00      10/01/2005          12.51             27
                ---------- FLORIDA --------
           90   Florida Atlantic University                        3.00      07/01/2006          11.85             82
            8   Florida Institute of Technology                    3.00      02/01/2006          13.17              7
                ---------- HAWAII --------
          270   University of Hawaii at Manoa                      3.00      10/01/2006          11.76            247
                ---------- ILLINOIS --------
          380   Concordia College                                  3.00      05/01/2011          12.64            287
                ---------- INDIANA --------
          125   Anderson College                                   3.00      03/01/2010          13.02             95
          340   Taylor University                                  3.00      10/01/2010          12.45            263
         1270   University of Notre Dame                           3.00      04/01/2018          12.95            719
                ---------- IOWA --------
          690   Drake University                                   3.00      10/01/2012          12.71            491
                ---------- KANSAS --------
          170   Emporia State University                           3.00      04/01/2009          12.33            138
           21   Kansas Newman College                              3.00      04/01/2006           13.1             19
                ---------- LOUISIANA --------
          175   Grambling State University                      3.00-3.75    10/01/2005           11.7            167
          420   Xavier University                                  3.00      10/01/2017          12.54            249
                ---------- MARYLAND --------
          980   Western Maryland College                           3.00      11/01/2016          12.44            612
                ---------- MASSACHUSETTS --------
          169   Atlantic Union College                             3.00      05/01/2023          12.68             85
          723   Boston University                                  3.00      12/31/2022          11.87            382
           51   Hampshire College                                  3.00      11/01/2006          12.43             48
           91   Springfield College                                3.00      05/01/2011          12.59             68

    SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

                                                                                            INTERNAL
 OUTSTANDING                                                      STATED                    RATE OF       AMORTIZED
  PRINCIPAL                                                      INTEREST     MATURITY    RETURN %(A)    COST (NOTES
   BALANCE                       DESCRIPTION                      RATE %        DATE      (UNAUDITED)      1 AND 2)
-------------   ---------------------------------------------   ----------   ----------   ------------   ------------
                ---------- MICHIGAN --------
$         950   Albion College                                     3.00      10/01/2015          12.51   $        609
          245   Alma College                                       3.00      04/01/2010          11.87            192
         2358   Finlandia University                               3.00      08/01/2014           12.7            506
          565   Michigan State University                          3.00      05/01/2020          10.96            342
                ---------- MINNESOTA --------
          950   Augsburg College                                   3.00      04/01/2016          12.95            575
          415   College of St. Thomas                              3.00      04/01/2017          12.95            243
                ---------- MISSISSIPPI --------
          100   Jackson State University                           3.00      01/01/2007           12.5             86
           40   Mississippi Valley State                           3.00      07/01/2008          11.89             34
          103   Tougaloo College                                   3.00      06/01/2021          12.44             55
                ---------- MISSOURI --------
          223   Missouri Southern State College                    3.00      12/01/2008          10.56            185
          133   Missouri Western State College                     3.00      10/01/2008          11.77            113
                ---------- NEBRASKA --------
           88   University of Nebraska                             3.00      07/01/2013          10.59             65
                ---------- NEW HAMPSHIRE --------
          245   Daniel Webster College                             3.00      04/01/2019          12.99            134
          258   New England College                                3.625     10/01/2013          12.37            185
          750   New England College                                3.00      04/01/2019          12.96            412
          423   Rivier College                                     3.625     04/01/2014          12.78            287
                ---------- NEW JERSEY --------
           89   Fairleigh Dickinson University                     3.00      11/01/2020          12.09             50
          180   Montclair State College                            3.00      07/01/2008          11.32            152
                ---------- NEW YORK --------
          135   Alfred University                                  3.00      11/01/2007          12.41            118
          454   Long Island University                             3.00      06/01/2016          12.34            284
          103   Long Island University                             3.75      10/01/2005          12.42             98
          891   Sarah Lawrence College                             3.00      11/01/2021          12.64            479
                ---------- NORTH CAROLINA --------
           82   Montreat-Anderson College                          3.00      12/01/2019          12.19             46
          275   North Carolina State University                    3.00      09/01/2006           8.02            260
         1010   University of North Carolina                       3.00      01/01/2018          11.49            616
                ---------- OHIO --------
         1335   Case Western Reserve University                    3.00      04/01/2016          10.54            903
          520   Kent State University                              3.00      12/01/2008          10.55            431
           81   Riverside Hospital                                 3.00      04/01/2007          13.09             75
          166   University of Steubenville                         3.375     04/01/2012          12.88            118
          234   University of Steubenville                         3.00      04/01/2017          12.96            137

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

                                                                                            INTERNAL
 OUTSTANDING                                                      STATED                    RATE OF       AMORTIZED
  PRINCIPAL                                                      INTEREST     MATURITY    RETURN %(A)    COST (NOTES
   BALANCE                       DESCRIPTION                      RATE %        DATE      (UNAUDITED)      1 AND 2)
-------------   ---------------------------------------------   ----------   ----------   ------------   ------------
                ---------- PENNSYLVANIA --------
$         442   Carnegie - Mellon University                       3.00      11/01/2017          10.45   $        294
          500   Harcum Junior College                              3.00      11/01/2015          12.44            323
           40   Susquehanna University                             3.00      11/01/2006          12.44             37
          285   Susquehanna University                            3.625      11/01/2014          12.32            197
           90   Swarthmore College                                 3.00      11/01/2013           12.3             62
          328   Temple University                                 3.375      11/01/2014          11.99            231
                ---------- RHODE ISLAND --------
          286   Community College of Rhode Island                  3.00      04/01/2018           12.1            174
                ---------- SOUTH CAROLINA --------
           23   Benedict College                                   3.00      11/01/2006          12.42             21
          715   College of Charleston                              3.00      07/01/2016          12.02            456
          624   Morris College                                     3.00      11/01/2013          12.42            431
                ---------- SOUTH DAKOTA --------
           14   Black Hills State College                          3.00      10/01/2005          11.76             13
           34   Black Hills State College                          3.00      10/01/2007          11.77             30
                ---------- TENNESSEE --------
           95   Bryan College                                      3.00      02/01/2010          12.68             74
          154   Vanderbilt University                              3.00      08/01/2005          10.69            147
          334   Vanderbilt University                              3.00      06/30/2009          10.39            278
                ---------- TEXAS --------
          413   Jarvis Christian College                           3.00      04/01/2019          12.96            228
          123   Laredo Junior College                              3.00      08/01/2009          11.82            100
          123   St. Edward's University                            3.625     04/01/2013           12.8             86
           70   Texas College                                      3.00      04/01/2007          13.09             60
          428   Texas Tech University                              3.625     03/01/2013           10.8            319
         2795   Texas Tech University                           3.375-3.50   03/01/2012          10.83           2139
                ---------- VERMONT --------
          930   Middlebury College                                 3.00      04/01/2018          12.87            572
           55   St. Michael's College                              3.00      04/01/2008          13.06             47
         2153   University of Vermont                              3.00      10/01/2019          12.19           1235
                ---------- VIRGINIA --------
         1390   Old Dominion University                            3.00      06/01/2013           11.7            976
                ---------- WASHINGTON --------
           60   Western Washington University                      3.00      10/01/2007          11.16             53
-------------                                                                                            ------------
       36,954   Total College and University Loans                                                             23,519
-------------

                Allowance for Loan Losses                                                                         760
                                                                                                         ------------

                Net Loans of the Trust                                                                         22,759
                                                                                                         ------------

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

                                                                                            INTERNAL
 OUTSTANDING                                                      STATED                    RATE OF       AMORTIZED
  PRINCIPAL                                                      INTEREST     MATURITY    RETURN %(A)    COST (NOTES
   BALANCE                       DESCRIPTION                      RATE %        DATE      (UNAUDITED)      1 AND 2)
-------------   ---------------------------------------------   ----------   ----------   ------------   ------------
                INVESTMENT AGREEMENTS (41.7%)

$       2,704   FNMA #787 Liquidity Fund                          8.00       12/01/2014           8.00   $      2,704
       13,594   FNMA #786 Revenue Fund                            5.00       12/01/2014           5.00         13,594
-------------                                                                                            ------------
       16,298   Total Investment Agreements                                                                    16,298
-------------                                                                                            ------------
$      53,252   Total Investments (100.0%)                                                               $     39,057
=============                                                                                            ============

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to the registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES
(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12. EXHIBITS
The following exhibits are attached to this Form N-CSR:
(a)
     (1) Code of ethics or amendments: not applicable to the registrant.
     (2) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
     (3) Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.
     (4) Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.
     (5) GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

(b) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    College and University Facility Loan Trust One
            -------------------------------------------------------------------

By (Signature and Title)    /s/ Diana J. Kenneally Assistant Vice President
                        -----------------------------------------------------

Date     August 8, 2005
    ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Diana J. Kenneally Assistant Vice President
                        -----------------------------------------------------

Date     August 8, 2005
    ------------------------